UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MAY 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2014

                                                                      (Form N-Q)

48046-1014                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
August 31, 2014 (unaudited)

PRINCIPAL                                                                                            MARKET
AMOUNT                                                             COUPON                             VALUE
(000)        SECURITY                                                RATE          MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (52.1%)

             TAX-EXEMPT BONDS (47.3%)

             ARIZONA (1.9%)
$    1,000   Pima County IDA                                         5.75%        9/01/2029      $    1,012
     1,000   Student and Academic Service, LLC (INS)                 5.00         6/01/2044           1,110
     2,250   Univ. Medical Center Corp.                              5.00         7/01/2035           2,274
                                                                                                 ----------
                                                                                                      4,396
                                                                                                 ----------
             CALIFORNIA (3.5%)
     1,200   Jurupa Public Financing Auth.                           5.00         9/01/2042           1,316
     2,000   Monterey Peninsula USD (INS)                            5.50         8/01/2034           2,295
     1,000   State                                                   5.00         2/01/2043           1,120
     1,500   Twin Rivers USD (INS)                                   5.00         8/01/2040           1,665
     4,435   West Contra Costa USD (INS)                             5.05 (a)     8/01/2034           1,842
                                                                                                 ----------
                                                                                                      8,238
                                                                                                 ----------
             COLORADO (1.6%)
     1,000   Health Facilities Auth.                                 5.00        12/01/2042           1,059
     2,000   Regional Transportation District                        5.38         6/01/2031           2,224
       500   Univ. of Colorado Hospital Auth.                        5.00        11/15/2037             517
                                                                                                 ----------
                                                                                                      3,800
                                                                                                 ----------
             CONNECTICUT (0.4%)
     4,344   Mashantucket (Western) Pequot Tribe (b),(c)             7.06 (d)     7/01/2031             958
                                                                                                 ----------
             DISTRICT OF COLUMBIA (0.5%)
     1,100   District of Columbia                                    5.00         7/01/2042           1,174
                                                                                                 ----------
             FLORIDA (5.7%)
     1,875   Escambia County Housing Finance Auth. (INS)             5.75         6/01/2031           2,067
     1,000   Jacksonville                                            5.00        10/01/2029           1,143
     2,000   Lee County IDA                                          5.00        11/01/2025           2,250
     1,300   Miami-Dade County                                       5.00        10/01/2034           1,473
     3,000   Orlando (INS)                                           5.13        11/01/2027           3,160
       500   Palm Beach County Health Facilities Auth.               7.50         6/01/2049             562
     1,000   Southeast Overtown/Park West Community
               Redevelopment Agency(e)                               5.00         3/01/2030           1,087
     1,505   Tampa-Hillsborough County Expressway Auth.              5.00         7/01/2037           1,650
                                                                                                 ----------
                                                                                                     13,392
                                                                                                 ----------
             GEORGIA (0.5%)
     1,000   Fayette County School District (INS)(PRE)               4.95         3/01/2025           1,071
                                                                                                 ----------
             GUAM (0.8%)
     1,000   Government Waterworks Auth.                             5.50         7/01/2043           1,118

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1  | USAA Growth and Tax Strategy Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                             COUPON                             VALUE
(000)        SECURITY                                                RATE          MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
$      750   International Airport Auth. (INS)                       5.50%       10/01/2033      $      851
                                                                                                 ----------
                                                                                                      1,969
                                                                                                 ----------
             ILLINOIS (1.9%)
     1,000   Chicago-O'Hare International Airport (INS)              5.25         1/01/2033           1,118
     1,000   Finance Auth.                                           3.90         3/01/2030           1,031
     2,000   Finance Auth.                                           6.00        10/01/2032           2,354
                                                                                                 ----------
                                                                                                      4,503
                                                                                                 ----------
             INDIANA (2.5%)
       500   Ball State Univ. of Indiana                             5.00         7/01/2030             549
     1,250   Finance Auth.                                           5.38        11/01/2032           1,405
       550   Health and Educational Facility Financing Auth.         5.25         2/15/2036             559
     3,000   Rockport (INS)                                          4.63         6/01/2025           3,209
                                                                                                 ----------
                                                                                                      5,722
                                                                                                 ----------
             KANSAS (0.6%)
     1,250   Wyandotte County/Kansas City                            5.00         9/01/2044           1,392
                                                                                                 ----------
             KENTUCKY (0.5%)
     1,000   Economic Dev. Finance Auth. (INS)                       6.00        12/01/2033           1,082
                                                                                                 ----------
             LOUISIANA (1.8%)
       985   Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                            6.55         9/01/2025           1,075
     2,000   Parish of St. John the Baptist                          5.13         6/01/2037           2,102
     1,000   Tobacco Settlement Financing Corp.                      5.25         5/15/2035           1,074
                                                                                                 ----------
                                                                                                      4,251
                                                                                                 ----------
             MASSACHUSETTS (1.4%)
     1,000   Dev. Finance Agency                                     5.25        11/15/2041           1,108
     1,000   Dev. Finance Agency                                     5.75         7/15/2043           1,098
     1,000   Dev. Finance Agency                                     5.50         7/01/2044           1,078
                                                                                                 ----------
                                                                                                      3,284
                                                                                                 ----------
             MICHIGAN (1.8%)
     3,000   Hospital Finance Auth. (INS)                            5.00        11/15/2026           3,083
     1,000   Wayne County Airport Auth.                              5.00        12/01/2044           1,091
                                                                                                 ----------
                                                                                                      4,174
                                                                                                 ----------
             MISSOURI (0.6%)
     1,500   Health and Educational Facility Financing Auth.         5.38         2/01/2035           1,509
                                                                                                 ----------
             NEW JERSEY (1.4%)
     1,000   EDA                                                     5.00         6/15/2029           1,105
     2,000   EDA                                                     5.00         9/01/2033           2,219
                                                                                                 ----------
                                                                                                      3,324
                                                                                                 ----------
             NEW MEXICO (0.9%)
     1,000   Farmington                                              4.88         4/01/2033           1,029
     1,000   Farmington                                              5.90         6/01/2040           1,110
                                                                                                 ----------
                                                                                                      2,139
                                                                                                 ----------
             NEW YORK (5.8%)
     1,000   Dormitory Auth.                                         5.50         5/01/2037           1,091
     3,000   MTA                                                     5.00        11/15/2030           3,126
     1,000   MTA                                                     5.00        11/15/2042           1,105

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                             COUPON                             VALUE
(000)        SECURITY                                                RATE          MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
$    1,000   New York City                                           5.25%        8/15/2023      $    1,156
     1,500   New York City Housing Dev. Corp. (INS)(PRE)             5.00         7/01/2025           1,561
     2,000   New York City Trust for Cultural Resources              5.00        12/01/2039           2,137
     8,455   Oneida County IDA (INS)                                 4.65 (a)     7/01/2035           3,356
                                                                                                 ----------
                                                                                                     13,532
                                                                                                 ----------

             NORTH CAROLINA (0.4%)
     1,000   Charlotte-Mecklenberg Hospital Auth. (PRE)              4.88         1/15/2032           1,018
                                                                                                 ----------

             PENNSYLVANIA (0.8%)
     1,625   Indiana County Hospital Auth.                           6.00         6/01/2039           1,827
                                                                                                 ----------

             PUERTO RICO (0.4%)
     1,000   Commonwealth (INS)                                      5.00         7/01/2035             950
                                                                                                 ----------

             RHODE ISLAND (0.0%)
        50   Housing and Mortgage Finance Corp.                      6.85        10/01/2024              50
                                                                                                 ----------

             SOUTH CAROLINA (1.0%)
     2,000   Piedmont Municipal Power Agency (INS)                   5.75         1/01/2034           2,294
                                                                                                 ----------

             TENNESSEE (0.3%)
     2,000   Knox County Health, Educational and Housing
               Facilities Board                                      5.01 (a)     1/01/2035             697
                                                                                                 ----------

             TEXAS (7.8%)
     2,000   Duncanville ISD (NBGA)                                  4.63         2/15/2029           2,053
     2,000   El Paso (INS)                                           4.75         8/15/2033           2,092
     1,000   Harris County Education Facilities Finance Corp.        5.00         6/01/2038           1,065
     2,000   Hidalgo County Health Services Corp.                    5.00         8/15/2026           2,080
     1,000   Houston                                                 5.00         9/01/2039           1,109
     5,675   Lewisville (INS)                                        5.80         9/01/2025           6,131
     1,500   Manor ISD (NBGA)                                        5.00         8/01/2037           1,606
     1,000   Matagorda County                                        4.00         6/01/2030           1,016
        10   Public Finance Auth. (INS)                              5.00         2/15/2036              10
     1,000   San Leanna Education Facilities Corp.                   4.75         6/01/2032           1,022
                                                                                                 ----------
                                                                                                     18,184
                                                                                                 ----------

             WASHINGTON (0.7%)
     1,500   Economic Dev. Finance Auth. (INS)(PRE)                  5.00         6/01/2038           1,591
                                                                                                 ----------

             WEST VIRGINIA (0.7%)
     1,500   Pleasants County                                        5.25        10/15/2037           1,553
                                                                                                 ----------

             WISCONSIN (0.5%)
     1,000   Health and Educational Facility Finance Auth.           5.25         4/15/2035           1,107
                                                                                                 ----------

             WYOMING (0.6%)
     1,250   Laramie County                                          5.00         5/01/2037           1,342
                                                                                                 ----------
             Total Tax-Exempt Bonds (cost: $104,664)                                                110,523
                                                                                                 ----------

================================================================================

3  | USAA Growth and Tax Strategy Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                             COUPON                             VALUE
(000)        SECURITY                                                RATE          MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             TAX-EXEMPT MONEY MARKET INSTRUMENTS (4.8%)

             VARIABLE-RATE DEMAND NOTES (4.8%)

             CALIFORNIA (0.8%)
$    1,000   Educational Facilities Auth. (LOC - Santander
               Bank, N.A.)                                           0.70%       11/01/2042      $    1,000
       875   Victorville Joint Powers Financing Auth. (LOC -
               BNP Paribas)                                          1.05         5/01/2040             875
                                                                                                 ----------
                                                                                                      1,875
                                                                                                 ----------
             MICHIGAN (1.2%)
     2,800   Michigan Higher Educational Facilities Auth.
               (LOC - Federal Home Loan Bank of Boston)              0.05         7/01/2037           2,800
                                                                                                 ----------
             OREGON (0.6%)
     1,360   Port of Morrow                                          0.28         2/01/2027           1,360
                                                                                                 ----------
             PENNSYLVANIA (1.1%)
     2,650   Luzerne County (INS) (LIQ)                              0.65        11/15/2026           2,650
                                                                                                 ----------
             TEXAS (1.1%)
     2,500   Port of Port Arthur Navigation District                 0.19        12/01/2039           2,500
                                                                                                 ----------
                                                                                                     11,185
                                                                                                 ----------

NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.0%)
    65,424   State Street Institutional Tax Free Money Market Fund, 0.00% (f)                            65
                                                                                                 ----------
             Total Tax-Exempt Money Market Instruments (cost: $11,250)                               11,250
                                                                                                 ----------
             Total Tax-Exempt Securities (cost: $115,914)                                           121,773
                                                                                                 ----------

             BLUE CHIP STOCKS (47.2%)

             CONSUMER DISCRETIONARY (5.7%)
             -----------------------------
             ADVERTISING (0.1%)
     2,760   Interpublic Group of Companies, Inc.                                                        54
     1,760   Omnicom Group, Inc.                                                                        127
                                                                                                 ----------
                                                                                                        181
                                                                                                 ----------
             APPAREL RETAIL (0.2%)
     1,580   Gap, Inc.                                                                                   73
     1,450   L Brands, Inc.                                                                              93
       733   Ross Stores, Inc.                                                                           55
     4,570   TJX Companies, Inc.                                                                        272
       694   Urban Outfitters, Inc.*                                                                     28
                                                                                                 ----------
                                                                                                        521
                                                                                                 ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
     1,740   Coach, Inc.                                                                                 64
       299   Fossil Group, Inc.*                                                                         30
     1,067   Michael Kors Holdings Ltd.*                                                                 86
       507   PVH Corp.                                                                                   59
       420   Ralph Lauren Corp.                                                                          71
       987   Under Armour, Inc. "A"*                                                                     67
     2,040   VF Corp.                                                                                   131
                                                                                                 ----------
                                                                                                        508
                                                                                                 ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             AUTO PARTS & EQUIPMENT (0.2%)
     1,420   BorgWarner, Inc.                                              $       88
     1,626   Delphi Automotive plc                                                113
     4,140   Johnson Controls, Inc.                                               202
                                                                           ----------
                                                                                  403
                                                                           ----------
             AUTOMOBILE MANUFACTURERS (0.3%)
    24,056   Ford Motor Co.                                                       419
     7,532   General Motors Co.                                                   262
                                                                           ----------
                                                                                  681
                                                                           ----------
             AUTOMOTIVE RETAIL (0.1%)
       610   AutoNation, Inc.*                                                     33
       230   AutoZone, Inc.*                                                      124
     1,390   CarMax, Inc.*                                                         73
       550   O'Reilly Automotive, Inc.*                                            86
                                                                           ----------
                                                                                  316
                                                                           ----------
             BROADCASTING (0.2%)
     3,863   CBS Corp. "B"                                                        229
     1,080   Discovery Communications, Inc. "A"*                                   47
     1,080   Discovery Communications, Inc. "C"*                                   47
       630   Scripps Networks Interactive "A"                                      50
                                                                           ----------
                                                                                  373
                                                                           ----------
             CABLE & SATELLITE (0.6%)
       530   Cablevision Systems Corp. "A"                                         10
    15,902   Comcast Corp. "A"                                                    870
     2,989   DIRECTV*                                                             259
     1,719   Time Warner Cable, Inc.                                              254
                                                                           ----------
                                                                                1,393
                                                                           ----------
             CASINOS & GAMING (0.0%)
       312   Wynn Resorts Ltd.                                                     60
                                                                           ----------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
     1,678   Best Buy Co., Inc.                                                    54
       713   GameStop Corp. "A"                                                    30
                                                                           ----------
                                                                                   84
                                                                           ----------
             CONSUMER ELECTRONICS (0.0%)
       680   Garmin Ltd.                                                           37
       497   Harman International Industries, Inc.                                 57
                                                                           ----------
                                                                                   94
                                                                           ----------
             DEPARTMENT STORES (0.1%)
       960   Kohl's Corp.                                                          56
     2,500   Macy's, Inc.                                                         156
     1,300   Nordstrom, Inc.                                                       90
                                                                           ----------
                                                                                  302
                                                                           ----------
             DISTRIBUTORS (0.0%)
     1,110   Genuine Parts Co.                                                     97
                                                                           ----------
             FOOTWEAR (0.2%)
     4,500   NIKE, Inc. "B"                                                       353
                                                                           ----------
             GENERAL MERCHANDISE STORES (0.2%)
     1,620   Dollar General Corp.*                                                104
       940   Dollar Tree, Inc.*                                                    50
       850   Family Dollar Stores, Inc.                                            68
     3,690   Target Corp.                                                         222
                                                                           ----------
                                                                                  444
                                                                           ----------
             HOME FURNISHINGS (0.0%)
       859   Leggett & Platt, Inc.                                                 30

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5  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
       379   Mohawk Industries, Inc.*                                      $       55
                                                                           ----------
                                                                                   85
                                                                           ----------
             HOME IMPROVEMENT RETAIL (0.5%)
     8,900   Home Depot, Inc.                                                     832
     6,390   Lowe's Companies, Inc.                                               336
                                                                           ----------
                                                                                1,168
                                                                           ----------
             HOMEBUILDING (0.1%)
     2,180   D.R. Horton, Inc.                                                     47
     1,089   Lennar Corp. "A"                                                      43
     2,360   PulteGroup, Inc.                                                      45
     1,585   Tri Pointe Homes, Inc.                                                24
                                                                           ----------
                                                                                  159
                                                                           ----------
             HOMEFURNISHING RETAIL (0.0%)
     1,480   Bed Bath & Beyond, Inc.*                                              95
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     2,567   Carnival Corp.                                                        97
     1,695   Marriott International, Inc. "A"                                     117
     1,440   Starwood Hotels & Resorts Worldwide, Inc.                            122
     1,010   Wyndham Worldwide Corp.                                               82
                                                                           ----------
                                                                                  418
                                                                           ----------
             HOUSEHOLD APPLIANCES (0.0%)
       520   Whirlpool Corp.                                                       80
                                                                           ----------
             HOUSEWARES & SPECIALTIES (0.0%)
     2,180   Newell Rubbermaid, Inc.                                               73
                                                                           ----------
             INTERNET RETAIL (0.6%)
     2,275   Amazon.com, Inc.*                                                    771
       575   Expedia, Inc.                                                         50
       365   Netflix, Inc.*                                                       174
       323   Priceline Group, Inc.*                                               402
       735   TripAdvisor, Inc.*                                                    73
                                                                           ----------
                                                                                1,470
                                                                           ----------
             LEISURE PRODUCTS (0.1%)
     1,020   Hasbro, Inc.                                                          54
     1,650   Mattel, Inc.                                                          57
                                                                           ----------
                                                                                  111
                                                                           ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
     1,600   Harley-Davidson, Inc.                                                102
                                                                           ----------
             MOVIES & ENTERTAINMENT (0.9%)
     5,703   Time Warner, Inc.                                                    439
    12,180   Twenty-First Century Fox, Inc. "A"                                   432
     2,750   Viacom, Inc. "B"                                                     223
    10,105   Walt Disney Co.                                                      908
                                                                           ----------
                                                                                2,002
                                                                           ----------
             PUBLISHING (0.1%)
     1,870   Gannett Co., Inc.                                                     63
     3,045   News Corp. "A"*                                                       54
                                                                           ----------
                                                                                  117
                                                                           ----------
             RESTAURANTS (0.6%)
       160   Chipotle Mexican Grill, Inc.*                                        109
       223   Darden Restaurants, Inc.                                              10
     6,070   McDonald's Corp.                                                     569
     5,130   Starbucks Corp.                                                      399
     2,600   Yum! Brands, Inc.                                                    188
                                                                           ----------
                                                                                1,275
                                                                           ----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             SPECIALIZED CONSUMER SERVICES (0.0%)
     1,670   H&R Block, Inc.                                               $       56
                                                                           ----------
             SPECIALTY STORES (0.1%)
       304   PetSmart, Inc.                                                        22
     4,004   Staples, Inc.                                                         47
       720   Tiffany & Co.                                                         73
       857   Tractor Supply Co.                                                    57
                                                                           ----------
                                                                                  199
                                                                           ----------
             TIRES & RUBBER (0.0%)
     1,400   Goodyear Tire & Rubber Co.                                            36
                                                                           ----------
             Total Consumer Discretionary                                      13,256
                                                                           ----------
             CONSUMER STAPLES (4.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     3,750   Archer-Daniels-Midland Co.                                           187
                                                                           ----------
             BREWERS (0.0%)
     1,068   Molson Coors Brewing Co. "B"                                          79
                                                                           ----------
             DISTILLERS & VINTNERS (0.1%)
       930   Brown-Forman Corp. "B"                                                86
       980   Constellation Brands, Inc. "A"*                                       86
                                                                           ----------
                                                                                  172
                                                                           ----------
             DRUG RETAIL (0.4%)
     7,252   CVS Caremark Corp.                                                   576
     5,210   Walgreen Co.                                                         316
                                                                           ----------
                                                                                  892
                                                                           ----------
             FOOD DISTRIBUTORS (0.1%)
     3,290   Sysco Corp.                                                          124
                                                                           ----------
             FOOD RETAIL (0.1%)
     2,974   Kroger Co.                                                           151
     1,460   Safeway, Inc.                                                         51
     2,143   Whole Foods Market, Inc.                                              84
                                                                           ----------
                                                                                  286
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.8%)
       690   Clorox Co.                                                            61
     5,970   Colgate-Palmolive Co.                                                387
     2,120   Kimberly-Clark Corp.                                                 229
    16,460   Procter & Gamble Co.                                               1,368
                                                                           ----------
                                                                                2,045
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.4%)
     2,550   Costco Wholesale Corp.                                               309
     9,890   Wal-Mart Stores, Inc.                                                746
                                                                           ----------
                                                                                1,055
                                                                           ----------
             PACKAGED FOODS & MEAT (0.7%)
       944   Campbell Soup Co.                                                     42
     2,630   ConAgra Foods, Inc.                                                   85
     4,550   General Mills, Inc.                                                  243
       910   Hershey Co.                                                           83
       418   Hormel Foods Corp.                                                    21
       828   J.M. Smucker Co.                                                      85
     1,368   Kellogg Co.                                                           89
       791   Keurig Green Mountain, Inc.                                          106
     3,520   Kraft Foods Group, Inc.                                              207
     1,040   McCormick & Co., Inc.                                                 73
     1,371   Mead Johnson Nutrition Co.                                           131
    10,370   Mondelez International, Inc. "A"                                     375

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7  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     1,740   Tyson Foods, Inc. "A"                                         $       66
                                                                           ----------
                                                                                1,606
                                                                           ----------
             PERSONAL PRODUCTS (0.1%)
     2,690   Avon Products, Inc.                                                   38
     1,480   Estee Lauder Companies, Inc. "A"                                     113
                                                                           ----------
                                                                                  151
                                                                           ----------
             SOFT DRINKS (0.9%)
    23,340   Coca-Cola Co.                                                        974
     1,630   Coca-Cola Enterprises, Inc.                                           78
     1,290   Dr. Pepper Snapple Group, Inc.                                        81
       820   Monster Beverage Corp.*                                               73
     9,204   PepsiCo, Inc.                                                        851
                                                                           ----------
                                                                                2,057
                                                                           ----------
             TOBACCO (0.7%)
    12,149   Altria Group, Inc.                                                   523
     2,241   Lorillard, Inc.                                                      134
    10,080   Philip Morris International, Inc.                                    863
     1,851   Reynolds American, Inc.                                              108
                                                                           ----------
                                                                                1,628
                                                                           ----------
             Total Consumer Staples                                            10,282
                                                                           ----------

             ENERGY (4.9%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
     1,180   CONSOL Energy, Inc.                                                   47
     1,679   Peabody Energy Corp.                                                  27
                                                                           ----------
                                                                                   74
                                                                           ----------
             INTEGRATED OIL & GAS (2.1%)
    11,750   Chevron Corp.                                                      1,521
    26,563   Exxon Mobil Corp.                                                  2,642
     1,830   Hess Corp.                                                           185
     5,190   Occidental Petroleum Corp.                                           538
                                                                           ----------
                                                                                4,886
                                                                           ----------
             OIL & GAS DRILLING (0.1%)
     1,446   Ensco plc "A"                                                         73
       640   Helmerich & Payne, Inc.                                               67
     1,710   Nabors Industries Ltd.                                                47
     1,678   Noble Corp. plc                                                       48
     1,537   Transocean Ltd.                                                       59
                                                                           ----------
                                                                                  294
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
     2,707   Baker Hughes, Inc.                                                   187
     1,400   Cameron International Corp.*                                         104
     1,380   FMC Technologies, Inc.*                                               85
     5,260   Halliburton Co.                                                      356
     2,868   National-Oilwell Varco, Inc.                                         248
     8,042   Schlumberger Ltd.                                                    882
         1   Seventy Seven Energy, Inc.                                            --
                                                                           ----------
                                                                                1,862
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
     3,091   Anadarko Petroleum Corp.                                             348
     2,386   Apache Corp.                                                         243
     2,532   Cabot Oil & Gas Corp.                                                 85
     3,070   Chesapeake Energy Corp.                                               83
       531   Cimarex Energy Co.                                                    77
     7,710   ConocoPhillips                                                       626
     2,350   Denbury Resources, Inc.                                               40
     2,304   Devon Energy Corp.                                                   174

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     3,210   EOG Resources, Inc.                                           $      353
       880   EQT Corp.                                                             87
     4,260   Marathon Oil Corp.                                                   178
     1,120   Murphy Oil Corp.                                                      70
       811   Newfield Exploration Co.*                                             36
     2,067   Noble Energy, Inc.                                                   149
       847   Pioneer Natural Resources Co.                                        177
     1,030   QEP Resources, Inc.                                                   37
       840   Range Resources Corp.                                                 66
     2,106   Southwestern Energy Co.*                                              87
                                                                           ----------
                                                                                2,916
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.3%)
     1,895   Marathon Petroleum Corp.                                             173
     3,875   Phillips 66                                                          337
       790   Tesoro Corp.                                                          51
     3,220   Valero Energy Corp.                                                  174
                                                                           ----------
                                                                                  735
                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
     3,905   Kinder Morgan, Inc.                                                  157
     1,260   ONEOK, Inc.                                                           89
     4,060   Spectra Energy Corp.                                                 169
     4,337   Williams Companies, Inc.                                             258
                                                                           ----------
                                                                                  673
                                                                           ----------
             Total Energy                                                      11,440
                                                                           ----------
             FINANCIALS (7.6%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
       244   Affiliated Managers Group, Inc.*                                      52
     1,115   Ameriprise Financial, Inc.                                           140
     7,227   Bank of New York Mellon Corp.                                        283
       743   BlackRock, Inc.                                                      246
     2,480   Franklin Resources, Inc.                                             140
     3,240   Invesco Ltd.                                                         132
       750   Legg Mason, Inc.                                                      37
     1,216   Northern Trust Corp.(g)                                               84
     2,710   State Street Corp.                                                   195
     1,970   T. Rowe Price Group, Inc.                                            160
                                                                           ----------
                                                                                1,469
                                                                           ----------
             CONSUMER FINANCE (0.5%)
     5,600   American Express Co.                                                 501
     3,510   Capital One Financial Corp.                                          288
     3,510   Discover Financial Services                                          219
     2,650   Navient Corp.                                                         48
                                                                           ----------
                                                                                1,056
                                                                           ----------
             DIVERSIFIED BANKS (2.3%)
    64,913   Bank of America Corp.                                              1,045
    18,789   Citigroup, Inc.                                                      971
     1,300   Comerica, Inc.                                                        65
    23,383   JPMorgan Chase & Co.                                               1,390
    11,380   U.S. Bancorp                                                         481
    29,393   Wells Fargo & Co.                                                  1,512
                                                                           ----------
                                                                                5,464
                                                                           ----------
             INSURANCE BROKERS (0.1%)
     1,590   Aon plc                                                              138

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     2,820   Marsh & McLennan Companies, Inc.                              $      150
                                                                           ----------
                                                                                  288
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.4%)
     6,686   Charles Schwab Corp.                                                 191
     1,942   E*Trade Financial Corp.*                                              43
     2,584   Goldman Sachs Group, Inc.                                            463
     8,605   Morgan Stanley                                                       295
                                                                           ----------
                                                                                  992
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.5%)
     2,770   AFLAC, Inc.                                                          170
     1,769   Lincoln National Corp.                                                97
     6,431   MetLife, Inc.                                                        352
     1,820   Principal Financial Group, Inc.                                       99
     2,825   Prudential Financial, Inc.                                           253
     1,113   Torchmark Corp.                                                       61
     1,250   Unum Group                                                            45
                                                                           ----------
                                                                                1,077
                                                                           ----------
             MULTI-LINE INSURANCE (0.3%)
     8,990   American International Group, Inc.                                   504
       700   Assurant, Inc.                                                        47
     3,680   Genworth Financial, Inc. "A"*                                         52
     2,900   Hartford Financial Services Group, Inc.                              107
     2,116   Loews Corp.                                                           93
                                                                           ----------
                                                                                  803
                                                                           ----------
             MULTI-SECTOR HOLDINGS (0.7%)
    10,838   Berkshire Hathaway, Inc. "B"*                                      1,487
     1,466   Leucadia National Corp.                                               37
                                                                           ----------
                                                                                1,524
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.4%)
     1,679   ACE Ltd.                                                             178
     3,040   Allstate Corp.                                                       187
     1,560   Chubb Corp.                                                          143
       970   Cincinnati Financial Corp.                                            47
     2,220   Progressive Corp.                                                     55
     2,350   Travelers Companies, Inc.                                            223
     2,680   XL Group plc                                                          92
                                                                           ----------
                                                                                  925
                                                                           ----------
             REAL ESTATE SERVICES (0.0%)
     1,990   CBRE Group, Inc. "A"*                                                 63
                                                                           ----------
             REGIONAL BANKS (0.4%)
     4,130   BB&T Corp.                                                           154
     5,810   Fifth Third Bancorp                                                  119
     5,110   Huntington Bancshares, Inc.                                           50
     6,620   KeyCorp                                                               90
       660   M&T Bank Corp.                                                        82
     3,306   PNC Financial Services Group, Inc.                                   280
     9,790   Regions Financial Corp.                                               99
     3,200   SunTrust Banks, Inc.                                                 122
     1,310   Zions Bancorp                                                         38
                                                                           ----------
                                                                                1,034
                                                                           ----------
             REITs - DIVERSIFIED (0.1%)
     1,238   Vornado Realty Trust                                                 131
                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             REITs - HEALTH CARE (0.2%)
     3,114   HCP, Inc.                                                     $      135
     2,076   Health Care REIT, Inc.                                               140
     1,750   Ventas, Inc.                                                         115
                                                                           ----------
                                                                                  390
                                                                           ----------
             REITs - HOTEL & RESORT (0.0%)
     4,863   Host Hotels & Resorts, Inc.                                          111
                                                                           ----------
             REITs - INDUSTRIAL (0.1%)
     3,340   ProLogis, Inc.                                                       137
                                                                           ----------
             REITs - OFFICE (0.1%)
     1,050   Boston Properties, Inc.                                              128
                                                                           ----------
             REITs - RESIDENTIAL (0.1%)
       864   Apartment Investment & Management Co. "A"                             30
       740   AvalonBay Communities, Inc.                                          114
     2,215   Equity Residential                                                   147
       290   Essex Property Trust, Inc.                                            56
                                                                           ----------
                                                                                  347
                                                                           ----------
             REITs - RETAIL (0.2%)
     3,270   General Growth Properties                                             80
     2,670   Kimco Realty Corp.                                                    63
       850   Macerich Co.                                                          55
     2,004   Simon Property Group, Inc.                                           341
         1   Washington Prime Group, Inc.                                          --
                                                                           ----------
                                                                                  539
                                                                           ----------
             REITs - SPECIALIZED (0.3%)
     2,420   American Tower Corp.                                                 239
     2,046   Crown Castle International Corp.                                     163
       800   Plum Creek Timber Co., Inc.                                           32
       645   Public Storage                                                       113
     3,008   Weyerhaeuser Co.                                                     102
                                                                           ----------
                                                                                  649
                                                                           ----------
             SPECIALIZED FINANCE (0.3%)
     2,053   CME Group, Inc.                                                      157
       605   IntercontinentalExchange Group, Inc.                                 114
     1,907   McGraw Hill Financial, Inc.                                          155
     1,370   Moody's Corp.                                                        128
       840   NASDAQ OMX Group, Inc.                                                37
                                                                           ----------
                                                                                  591
                                                                           ----------
             THRIFTS & MORTGAGE FINANCE (0.0%)
     3,630   Hudson City Bancorp, Inc.                                             36
     1,599   People's United Financial, Inc.                                       24
                                                                           ----------
                                                                                   60
                                                                           ----------
             Total Financials                                                  17,778
                                                                           ----------
             HEALTH CARE (6.4%)
             ------------------
             BIOTECHNOLOGY (1.4%)
     1,190   Alexion Pharmaceuticals, Inc.*                                       201
     4,740   Amgen, Inc.                                                          661
     1,466   Biogen Idec, Inc.*                                                   503
     5,000   Celgene Corp.*                                                       475
     9,388   Gilead Sciences, Inc.*                                             1,010
       491   Regeneron Pharmaceuticals, Inc.*                                     172

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     1,605   Vertex Pharmaceuticals, Inc.*                                 $      150
                                                                           ----------
                                                                                3,172
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.3%)
     1,410   AmerisourceBergen Corp.                                              109
     2,310   Cardinal Health, Inc.                                                170
     1,450   McKesson Corp.                                                       283
       720   Patterson Companies, Inc.                                             29
                                                                           ----------
                                                                                  591
                                                                           ----------
             HEALTH CARE EQUIPMENT (1.0%)
     9,330   Abbott Laboratories                                                  394
     3,470   Baxter International, Inc.                                           260
     1,310   Becton, Dickinson & Co.                                              154
     8,610   Boston Scientific Corp.*                                             109
       470   C.R. Bard, Inc.                                                       70
     1,315   CareFusion Corp.*                                                     60
     2,600   Covidien plc                                                         226
       451   Edwards Lifesciences Corp.*                                           45
       230   Intuitive Surgical, Inc.*                                            108
     6,050   Medtronic, Inc.                                                      386
     1,630   St. Jude Medical, Inc.                                               107
     1,770   Stryker Corp.                                                        148
       810   Varian Medical Systems, Inc.*                                         69
     1,130   Zimmer Holdings, Inc.                                                112
                                                                           ----------
                                                                                2,248
                                                                           ----------
             HEALTH CARE FACILITIES (0.0%)
       817   Tenet Healthcare Corp.*                                               50
                                                                           ----------
             HEALTH CARE SERVICES (0.2%)
     1,140   DaVita HealthCare Partners, Inc.*                                     85
     4,819   Express Scripts Holdings Co.*                                        356
       522   Laboratory Corp. of America Holdings*                                 56
       600   Quest Diagnostics, Inc.                                               38
                                                                           ----------
                                                                                  535
                                                                           ----------
             HEALTH CARE SUPPLIES (0.0%)
     1,150   DENTSPLY International, Inc.                                          55
                                                                           ----------
             HEALTH CARE TECHNOLOGY (0.0%)
     1,720   Cerner Corp.*                                                         99
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
     2,000   Agilent Technologies, Inc.                                           114
       680   PerkinElmer, Inc.                                                     31
     2,200   Thermo Fisher Scientific, Inc.                                       265
       690   Waters Corp.*                                                         71
                                                                           ----------
                                                                                  481
                                                                           ----------
             MANAGED HEALTH CARE (0.5%)
     2,124   Aetna, Inc.                                                          174
     1,490   Cigna Corp.                                                          141
     1,000   Humana, Inc.                                                         129
     6,400   UnitedHealth Group, Inc.                                             555
     1,729   WellPoint, Inc.                                                      201
                                                                           ----------
                                                                                1,200
                                                                           ----------
             PHARMACEUTICALS (2.8%)
     9,667   AbbVie, Inc.                                                         534
     1,611   Actavis plc*                                                         366
     1,800   Allergan, Inc.                                                       295
    10,239   Bristol-Myers Squibb Co.                                             519
     6,046   Eli Lilly and Co.                                                    384
       910   Hospira, Inc.*                                                        49
    17,277   Johnson & Johnson                                                  1,792

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
       606   Mallinckrodt plc*                                             $       49
    17,943   Merck & Co., Inc.                                                  1,079
     2,340   Mylan, Inc.*                                                         114
       828   Perrigo Co. plc                                                      123
    39,243   Pfizer, Inc.                                                       1,153
     2,981   Zoetis, Inc.                                                         106
                                                                           ----------
                                                                                6,563
                                                                           ----------
             Total Health Care                                                 14,994
                                                                           ----------
             INDUSTRIALS (4.8%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
     4,340   Boeing Co.                                                           550
     2,040   General Dynamics Corp.                                               251
     4,610   Honeywell International, Inc.                                        439
       100   L-3 Communications Holdings, Inc.                                     11
     1,690   Lockheed Martin Corp.                                                294
     1,200   Northrop Grumman Corp.                                               153
     1,010   Precision Castparts Corp.                                            246
     1,635   Raytheon Co.                                                         158
     1,090   Rockwell Collins, Inc.                                                84
     2,070   Textron, Inc.                                                         79
     5,410   United Technologies Corp.                                            584
                                                                           ----------
                                                                                2,849
                                                                           ----------
             AGRICULTURAL & FARM MACHINERY (0.1%)
     2,480   Deere & Co.                                                          209
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.3%)
       779   C.H. Robinson Worldwide, Inc.                                         53
     1,251   Expeditors International of Washington, Inc.                          52
     1,690   FedEx Corp.                                                          250
     4,310   United Parcel Service, Inc. "B"                                      419
                                                                           ----------
                                                                                  774
                                                                           ----------
             AIRLINES (0.1%)
     5,192   Delta Air Lines, Inc.                                                205
     4,458   Southwest Airlines Co.                                               143
                                                                           ----------
                                                                                  348
                                                                           ----------
             BUILDING PRODUCTS (0.0%)
       613   Allegion plc                                                          32
     2,100   Masco Corp.                                                           49
                                                                           ----------
                                                                                   81
                                                                           ----------
             CONSTRUCTION & ENGINEERING (0.1%)
     1,020   Fluor Corp.                                                           75
       640   Jacobs Engineering Group, Inc.*                                       35
     1,140   Quanta Services, Inc.*                                                41
                                                                           ----------
                                                                                  151
                                                                           ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
     3,795   Caterpillar, Inc.                                                    414
       960   Cummins, Inc.                                                        139
       616   Joy Global, Inc.                                                      39
     2,302   PACCAR, Inc.                                                         145
                                                                           ----------
                                                                                  737
                                                                           ----------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
       670   Cintas Corp.                                                          44
     1,162   Iron Mountain, Inc.                                                   42
                                                                           ----------
                                                                                   86
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
       970   AMETEK, Inc.                                                          51

================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     2,887   Eaton Corp. plc                                               $      202
     4,350   Emerson Electric Co.                                                 279
       980   Rockwell Automation, Inc.                                            114
                                                                           ----------
                                                                                  646
                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     2,236   Republic Services, Inc.                                               88
       480   Stericycle, Inc.*                                                     57
     2,205   Waste Management, Inc.                                               104
                                                                           ----------
                                                                                  249
                                                                           ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
       750   Robert Half International, Inc.                                       38
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (1.1%)
     3,890   3M Co.                                                               560
     3,670   Danaher Corp.                                                        281
    61,570   General Electric Co.                                               1,600
       510   Roper Industries, Inc.                                                77
                                                                           ----------
                                                                                2,518
                                                                           ----------
             INDUSTRIAL MACHINERY (0.4%)
     1,320   Dover Corp.                                                          116
     1,285   Flowserve Corp.                                                       97
     2,480   Illinois Tool Works, Inc.                                            219
     1,600   Ingersoll-Rand plc                                                    96
       850   Pall Corp.                                                            72
       940   Parker Hannifin Corp.                                                108
       572   Pentair plc                                                           39
       983   Stanley Black & Decker, Inc.                                          90
     1,040   Xylem, Inc.                                                           39
                                                                           ----------
                                                                                  876
                                                                           ----------
             OFFICE SERVICES & SUPPLIES (0.0%)
     1,260   Pitney Bowes, Inc.                                                    34
                                                                           ----------
             RAILROADS (0.5%)
     7,340   CSX Corp.                                                            227
       411   Kansas City Southern                                                  48
     1,610   Norfolk Southern Corp.                                               172
     6,102   Union Pacific Corp.                                                  642
                                                                           ----------
                                                                                1,089
                                                                           ----------
             RESEARCH & CONSULTING SERVICES (0.1%)
       230   Dun & Bradstreet Corp.                                                27
       720   Equifax, Inc.                                                         57
     1,391   Nielsen N.V.                                                          65
                                                                           ----------
                                                                                  149
                                                                           ----------
             SECURITY & ALARM SERVICES (0.1%)
     1,083   ADT Corp.                                                             40
     2,272   Tyco International Ltd.                                              101
                                                                           ----------
                                                                                  141
                                                                           ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
     1,860   Fastenal Co.                                                          84
       480   W.W. Grainger, Inc.                                                  118
                                                                           ----------
                                                                                  202
                                                                           ----------
             TRUCKING (0.0%)
       360   Ryder System, Inc.                                                    33
                                                                           ----------
             Total Industrials                                                 11,210
                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (9.2%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
     2,900   Adobe Systems, Inc.*                                          $      209
     1,380   Autodesk, Inc.*                                                       74
     1,240   Citrix Systems, Inc.*                                                 87
     1,640   Intuit, Inc.                                                         136
     3,320   Salesforce.com, Inc.*                                                196
                                                                           ----------
                                                                                  702
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (0.8%)
    31,545   Cisco Systems, Inc.                                                  788
       360   F5 Networks, Inc.*                                                    45
       790   Harris Corp.                                                          56
     3,060   Juniper Networks, Inc.                                                71
     1,775   Motorola Solutions, Inc.                                             105
    10,100   QUALCOMM, Inc.                                                       769
                                                                           ----------
                                                                                1,834
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
       293   Alliance Data Systems Corp.*                                          77
     2,960   Automatic Data Processing, Inc.                                      247
       900   Computer Sciences Corp.                                               54
     1,230   Fidelity National Information Services, Inc.                          70
     1,700   Fiserv, Inc.*                                                        110
     6,100   MasterCard, Inc. "A"                                                 462
     1,630   Paychex, Inc.                                                         68
       967   Total System Services, Inc.                                           30
     3,110   Visa, Inc. "A"                                                       661
     2,845   Western Union Co.                                                     50
     7,033   Xerox Corp.                                                           97
                                                                           ----------
                                                                                1,926
                                                                           ----------
             ELECTRONIC COMPONENTS (0.1%)
     1,270   Amphenol Corp. "A"                                                   131
     7,670   Corning, Inc.                                                        160
                                                                           ----------
                                                                                  291
                                                                           ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
       730   FLIR Systems, Inc.                                                    25
                                                                           ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
     1,520   Jabil Circuit, Inc.                                                   33
     2,563   TE Connectivity Ltd.                                                 161
                                                                           ----------
                                                                                  194
                                                                           ----------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
     1,990   Electronic Arts, Inc.*                                                75
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (1.5%)
     1,250   Akamai Technologies, Inc.*                                            76
     6,960   eBay, Inc.*                                                          386
    10,523   Facebook, Inc. "A"*                                                  787
     1,736   Google, Inc. "A"*                                                  1,011
     1,728   Google, Inc. "C"*                                                    988
       760   VeriSign, Inc.*                                                       43
     5,760   Yahoo! Inc.*                                                         222
                                                                           ----------
                                                                                3,513
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (0.8%)
     3,816   Accenture plc "A"                                                    309
     4,220   Cognizant Technology Solutions Corp. "A"*                            193
     6,220   International Business Machines Corp.                              1,196
     1,005   Teradata Corp.*                                                       46
                                                                           ----------
                                                                                1,744
                                                                           ----------

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.1%)
     7,048   Applied Materials, Inc.                                       $      163
       990   KLA-Tencor Corp.                                                      76
     1,034   Lam Research Corp.                                                    74
                                                                           ----------
                                                                                  313
                                                                           ----------
             SEMICONDUCTORS (1.0%)
     2,050   Altera Corp.                                                          73
     2,280   Analog Devices, Inc.                                                 117
     1,454   Avago Technologies Ltd.                                              119
     3,387   Broadcom Corp. "A"                                                   133
       370   First Solar, Inc.*                                                    26
    30,648   Intel Corp.                                                        1,070
     1,440   Linear Technology Corp.                                               65
     1,370   Microchip Technology, Inc.                                            67
     6,021   Micron Technology, Inc.*                                             196
     3,530   NVIDIA Corp.                                                          69
     6,890   Texas Instruments, Inc.                                              332
     1,570   Xilinx, Inc.                                                          66
                                                                           ----------
                                                                                2,333
                                                                           ----------
             SYSTEMS SOFTWARE (1.4%)
     2,000   CA, Inc.                                                              57
    45,905   Microsoft Corp.                                                    2,085
    22,027   Oracle Corp.                                                         915
     1,133   Red Hat, Inc.*                                                        69
     3,470   Symantec Corp.                                                        84
                                                                           ----------
                                                                                3,210
                                                                           ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.3%)
    38,412   Apple, Inc.                                                        3,937
    12,490   EMC Corp.                                                            369
    11,604   Hewlett-Packard Co.                                                  441
     2,010   NetApp, Inc.                                                          85
     1,570   SanDisk Corp.                                                        154
     1,910   Seagate Technology plc                                               119
     1,370   Western Digital Corp.                                                141
                                                                           ----------
                                                                                5,246
                                                                           ----------
             Total Information Technology                                      21,406
                                                                           ----------

             MATERIALS (1.7%)
             ----------------
             ALUMINUM (0.1%)
     7,813   Alcoa, Inc.                                                          130
                                                                           ----------
             COMMODITY CHEMICALS (0.1%)
     2,431   LyondellBasell Industries N.V. "A"                                   278
                                                                           ----------
             CONSTRUCTION MATERIALS (0.0%)
       266   Martin Marietta Materials, Inc.                                       35
       829   Vulcan Materials Co.                                                  52
                                                                           ----------
                                                                                   87
                                                                           ----------
             DIVERSIFIED CHEMICALS (0.3%)
     7,240   Dow Chemical Co.                                                     388
     5,510   E.I. du Pont de Nemours & Co.                                        364
       940   Eastman Chemical Co.                                                  78
       369   FMC Corp.                                                             24
                                                                           ----------
                                                                                  854
                                                                           ----------
             DIVERSIFIED METALS & MINING (0.1%)
     6,346   Freeport-McMoRan Copper & Gold, Inc.                                 231
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
       410   CF Industries Holdings, Inc.                                         106

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     3,150   Monsanto Co.                                                  $      364
     1,931   Mosaic Co.                                                            92
                                                                           ----------
                                                                                  562
                                                                           ----------
             GOLD (0.0%)
     3,201   Newmont Mining Corp.                                                  87
                                                                           ----------
             INDUSTRIAL GASES (0.2%)
     1,235   Air Products & Chemicals, Inc.                                       164
       170   Airgas, Inc.                                                          19
     2,028   Praxair, Inc.                                                        267
                                                                           ----------
                                                                                  450
                                                                           ----------
             METAL & GLASS CONTAINERS (0.1%)
     1,380   Ball Corp.                                                            89
       950   Owens-Illinois, Inc.*                                                 29
                                                                           ----------
                                                                                  118
                                                                           ----------
             PAPER PACKAGING (0.1%)
       660   Avery Dennison Corp.                                                  32
       140   Bemis Co., Inc.                                                        6
     1,340   MeadWestvaco Corp.                                                    57
     1,340   Sealed Air Corp.                                                      48
                                                                           ----------
                                                                                  143
                                                                           ----------
             PAPER PRODUCTS (0.1%)
     3,430   International Paper Co.                                              166
                                                                           ----------
             SPECIALTY CHEMICALS (0.3%)
     1,660   Ecolab, Inc.                                                         190
       570   International Flavors & Fragrances, Inc.                              58
       820   PPG Industries, Inc.                                                 169
       520   Sherwin-Williams Co.                                                 113
       950   Sigma-Aldrich Corp.                                                   99
                                                                           ----------
                                                                                  629
                                                                           ----------
             STEEL (0.1%)
       659   Allegheny Technologies, Inc.                                          28
     1,860   Nucor Corp.                                                          101
                                                                           ----------
                                                                                  129
                                                                           ----------
             Total Materials                                                    3,864
                                                                           ----------

             TELECOMMUNICATION SERVICES (1.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
    32,280   AT&T, Inc.                                                         1,129
     3,724   CenturyLink, Inc.                                                    153
     6,812   Frontier Communications Corp.                                         46
    25,099   Verizon Communications, Inc.                                       1,250
     4,022   Windstream Holdings, Inc.                                             45
                                                                           ----------
                                                                                2,623
                                                                           ----------
             Total Telecommunication Services                                   2,623
                                                                           ----------
             UTILITIES (1.4%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
     2,820   American Electric Power Co., Inc.                                    152
     4,432   Duke Energy Corp.                                                    328
     1,730   Edison International                                                 102
     1,096   Entergy Corp.                                                         85
     5,208   Exelon Corp.                                                         174
     2,600   FirstEnergy Corp.                                                     89
     3,140   NextEra Energy, Inc.                                                 309
     1,920   Northeast Utilities                                                   88
     1,750   Pepco Holdings, Inc.                                                  48

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
       850   Pinnacle West Capital Corp.                                   $       49
     4,112   PPL Corp.                                                            142
     5,200   Southern Co.                                                         231
     2,090   Xcel Energy, Inc.                                                     67
                                                                           ----------
                                                                                1,864
                                                                           ----------
             GAS UTILITIES (0.0%)
       650   AGL Resources, Inc.                                                   35
                                                                           ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
     3,900   AES Corp.                                                             59
     1,620   NRG Energy, Inc.                                                      50
                                                                           ----------
                                                                                  109
                                                                           ----------
             MULTI-UTILITIES (0.6%)
     1,840   Ameren Corp.                                                          73
     2,760   CenterPoint Energy, Inc.                                              68
     1,560   CMS Energy Corp.                                                      48
     1,808   Consolidated Edison, Inc.                                            105
     3,370   Dominion Resources, Inc.                                             237
       920   DTE Energy Co.                                                        72
       601   Integrys Energy Group, Inc.                                           41
     2,170   NiSource, Inc.                                                        86
     2,807   PG&E Corp.                                                           130
     3,040   Public Service Enterprise Group, Inc.                                114
       880   SCANA Corp.                                                           46
     1,410   Sempra Energy                                                        149
     1,670   TECO Energy, Inc.                                                     30
     1,740   Wisconsin Energy Corp.                                                79
                                                                           ----------
                                                                                1,278
                                                                           ----------
             Total Utilities                                                    3,286
                                                                           ----------
             Total Blue Chip Stocks (cost: $48,073)                           110,139
                                                                           ----------

             TOTAL INVESTMENTS (COST: $163,987)                            $  231,912
                                                                           ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                              $          --     $   110,523     $         --     $  110,523
Tax-Exempt Money Market Instruments:
   Variable-Rate Demand Notes                            --          11,185               --         11,185
   Money Market Funds                                    65              --               --             65
Blue Chip Stocks                                    110,139              --               --        110,139
-----------------------------------------------------------------------------------------------------------
Total                                         $     110,204     $   121,708     $         --     $  231,912
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through August 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include tax-exempt bonds valued based on methods discussed in Note A4 and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of August 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2014, were $69,650,000 and $1,725,000, respectively, resulting in net unrealized appreciation of $67,925,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $233,608,000 at August 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand by JPMorgan Chase Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

================================================================================

21  | USAA Growth and Tax Strategy Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA     Economic Development Authority
IDA     Industrial Development Authority/Agency
ISD     Independent School District
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
REIT    Real estate investment trust
USD     Unified School District

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(c)  Security is currently trading without accrued interest.
(d)  Up to 6.05% of the 7.06% coupon may be payable in PIK.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Rate represents the money market fund annualized seven-day yield at August 31, 2014.
(g) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  22



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     10/27/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/27/2014
         ------------------------------